PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 28, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarises the movement in net book value for property, plant and equipment during the six months ended 28 June 2024:

Total
€ million
Net book value as at 31 December 2023	5,344
Acquisition of CCBPI	1,089
Additions	388
Disposals	(7)
Impairment	(2)
Transfers to assets held for sale	(19)
Transfers to investment property	(33)
Depreciation expense	(360)
Other transfers and reclassifications	5
Currency translation adjustments	(23)
Net book value as at 28 June 2024[1]	6,382
[1] The net book value of property, plant and equipment includes right of use assets of €680 million of which €9 million was acquired as part of the Acquisition.